Interest Expense (Tables)	12 Months Ended
Dec. 31, 2016
Interest Expense [Abstract]
Schedule of Interest Expense
	December 31, 2016		December 31, 2015	December 31, 2014
	RMB	US$	RMB	RMB
Interest cost capitalized	-	-	-	-
Interest cost charged to expense	7,865	1,133	8,333	12,486
	7,865	1,133	8,333	12,486